Document and Entity Information Document	Jun. 16, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 16, 2020
Entity Registrant Name	NorthWestern Corp
Entity Central Index Key	0000073088
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10499
Entity Tax Identification Number	46-0172280
Entity Address, Address Line One	3010 W. 69th Street
Entity Address, City or Town	Sioux Falls
Entity Address, State or Province	SD
Entity Address, Postal Zip Code	57108
City Area Code	605
Local Phone Number	978-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	NWE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false